UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09/30/2012
                                               -------------------------

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):     [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
`
Name:    THE ITHAKA GROUP, LLC
         -------------------------------------------------
Address: 3 BETHESDA METRO CENTER
         -------------------------------------------------
         SUITE 700
         -------------------------------------------------
         BETHESDA, MD 20814
         -------------------------------------------------

Form 13F File Number: 28-13786
                         ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    ROBERT A. KATZEN
         -------------------------------------------------
Title:   COO, CFO & CCO
         -------------------------------------------------
Phone:   301-775-7409
         -------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Robert A. Katzen                West Palm Beach, FL            11/02/12
-----------------------------   ----------------------------   -----------------
         [Signature]                   [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0
                                         ---------------
Form 13F Information Table Entry Total:  40
                                         ---------------
Form 13F Information Table Value Total:  275,390
                                         ---------------
                                           (thousands)


List of Other Included Managers:  NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respectto which this report is filed, other than the manager filing this report.

NONE

The Ithaka Group, LLC
FORM 13F
                                    30-SEP-12


                                                        FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALEXION PHARMACEUTICAL COM     COM               15351109  4600       40211 SH       Sole                    35406             4805
AMAZON COM INC                 COM               23135106 16990       66806 SH       Sole                    58616             8190
AMERICAN TOWER REIT            COM              03027X100  5892       82532 SH       Sole                    70197            12335
APPLE INC                      COM               37833100 20842       31242 SH       Sole                    26745             4497
ARM HOLDINGS PLC               COM               42068106  5593      199879 SH       Sole                   177867            22012
B E AEROSPACE INC              COM               73302101  8760      208024 SH       Sole                   180449            27575
BAIDU INC                      COM               56752108  5139       43964 SH       Sole                    37749             6215
CATERPILLAR INC DEL COM        COM              149123101  5692       66155 SH       Sole                    57520             8635
CHIPOTLE MEXICAN GRILL         COM              169656105  3728       11741 SH       Sole                    10482             1259
COACH INC                      COM              189754104  8929      159397 SH       Sole                   141906            17491
CUMMINS INC COM                COM              231021106  6105       66206 SH       Sole                    58371             7835
F5 NETWORKS INC                COM              315616102  5834       55749 SH       Sole                    48459             7290
GENERAL ELECTRIC               COM              369604103   204        9000 SH       Sole                                      9000
GOOGLE INC CLASS A             COM              38259p508   358         475 SH       Sole                       65              410
INTUITIVE SURGICAL NEW         COM              46120e602 10780       21750 SH       Sole                    18462             3288
JOHNSON CONTROLS INC           COM              478366107  5754      210000 SH       Sole                                    210000
LAS VEGAS SANDS CORP           COM              517834107  4694      101226 SH       Sole                    91156            10070
LINKEDIN CORP                  COM              53578A108  9825       81603 SH       Sole                    72178             9425
MASTERCARD INC                 COM              57636q104 16791       37190 SH       Sole                    32439             4751
MERCADOLIBRE INC COM           COM              58733R102  4740       57422 SH       Sole                    48858             8564
MICROSOFT CORP                 COM              594918104   348       11700 SH       Sole                     1700            10000
NATIONAL-OILWELL INC           COM              637071101 10657      133034 SH       Sole                   114874            18160
OPENTABLE INC                  COM              68372A104  2067       49680 SH       Sole                    45080             4600
PRECISION CASTPARTS CORP       COM              740189105  7939       48604 SH       Sole                    42215             6389
PRICE T ROWE GROUP INC         COM              74144T108   203        3200 SH       Sole                                      3200
PRICELINE.COM INC NEW          COM              741503403 10516       16987 SH       Sole                    14867             2120
PROCTER & GAMBLE CO COM        COM              742718109   277        4000 SH       Sole                                      4000
QUALCOMM INC                   COM              747525103 10462      167475 SH       Sole                   147170            20305
RED HAT, INC.                  COM              756577102  5324       93510 SH       Sole                    82735            10775
REGENERON PHARMACEUTICALS, INC COM              75886F107  2600       17031 SH       Sole                    15196             1835
SALESFORCE COM INC             COM              79466L302 14458       94689 SH       Sole                    83209            11480
SCHLUMBERGER LTD               COM              806857108  6617       91489 SH       Sole                    77840            13649
STARBUCKS CORP                 COM              855244109  7850      154809 SH       Sole                   135569            19240
TRANSDIGM GROUP INC            COM              893641100  5823       41042 SH       Sole                    35782             5260
ULTA SALON COSMETICS           COM              90384S303  6234       64727 SH       Sole                    57062             7665
UNDER ARMOUR, INC.             COM              904311107  6072      108766 SH       Sole                    96527            12239
VERIFONE SYSTEMS INC           COM              92342Y109  2386       85689 SH       Sole                    76799             8890
VISA INC CL A                  COM              92826c839  9654       71893 SH       Sole                    59439            12454
VMWARE INC                     COM              928563402  7011       72475 SH       Sole                    63790             8685
WHOLE FOODS MARKET INC         COM              966837106  7642       78457 SH       Sole                    69532             8925